SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Reconciliation of Operating Income (loss) of Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating loss
Total operating loss of reportable segments	$ (3,749)	$ (8,173)
Financial expenses, net	(4,113)	(3,289)
Loss before income taxes	$ (7,862)	$ (11,462)